Annual Report
                        June 30, 1997



                             WWW
                           Internet
                             Fund



                   Investing in the fastest
                      growing segment of
                          technology



                       www.webfund.com



                       1-(888)263-2204

Over the next decade we think that the Internet will become as common place as the VCR and telephone are today. Along the way, like a giant jigsaw puzzle, missing pieces of technology will be invented or discovered and put into place. New, formerly unknown companies will emerge to dominate profitable market niches."

--  Lawrence York
--  Jim Greene

    Portfolio Managers





Letter to Shareholders..............................................  Page 1

Financial Graphs....................................................  Page 4

Financial Statements................................................  Page 6

Notes to Financial Statements.......................................  Page 11

Independent Auditor's Letter........................................  Page 17

FELLOW SHAREHOLDERS

Last year on August 1st, we launched the the world's first, no load mutual fund to invest in companies developing and building the Internet and World Wide Web. Our idea was to create a mutual fund to capitalize on the explosive growth we envisioned with the emergence of the new Internet industry.

During our first 6 months from August 1, 1996 through January 1, 1997, the WWW Internet Fund gained 18.5%, or 37.5% when annualized. For our eleven month fiscal year ended June 30, 1997, the fund earned a + 13.08% annualized return, down from our earlier high reflecting the severe market correction among Internet, Technology and Small Company stocks during the first quarter 1997 and extending through April.

                                                  Total     Annualized
     WWW Internet Fund                           Return     Total Return
     -----------------                           ------     ------------

   6 Months (8/1/96 - 1/31/97)                    18.5%        37.0%
   11 Months (FYE:  6/30/97)                      12.0%        13.1%
   12 Months (8/1/96 - 8/1/97)                    27.9%        27.9%


Although the S&P 500 Index, representing large company stocks, sharply exceeded our performance over the same period, we expect to out perform the S&P 500 Index over time by a full 3%. We have agreed to a performance based fee schedule to adjust our management fees by up to 50% relative to our performance against the S&P Index (see prospectus).


On a comparable basis over the same period the benchmark indices recorded the following results:


     WWW Internet Fund                              + 13.1%
     Hambrecht & Quist Internet Index               -  2.1%
     Internet World ISDEX index                     - 56.1%
     Inter@tive Week Internet Index (IIX)           + 13.4%
     S&P 500 Index                                  + 41.9%


Note: Benchmark indices are "baskets of stocks" that may be used for comparative evaluation purposes but do not pay dividends, do not incur transaction costs and may not own the same stocks held by the Fund.

One investment discipline we practice is to take profits to capture a gain on stocks of companies that get ahead of our short-to-intermediate term price targets even though we may still want to own those issues over the long term. We do this in an attempt to avoid losses or sharp price declines in small, emerging growth Internet and technology issues. Examples of stocks meeting this Sell criteria and the profit percentage realized are as follows:

  Issue        % Profit Realized              Issue       % Profit Realized

  Ace Com              43%                    Analyst Intl         39%
  CKS Group            58%                    Compaq               34%
  C-Cube               33%                    Intel Corp           75%
  MCI                  60%                    Micro Touch          86%
  Newbrdg Netwks       47%                    Charles Schwab       60%
  Seagate Tech.         100%                  Texas Inst.          59%
  Verifone, Inc.       47%                    Yahoo, Inc.          91%

We are pleased with this performance given our objective to deliver investment results that capture the growth of the Internet without all the commensurate downside risk. We attribute these favorable results to our stock selection methodology and to our Net Niche(tm) investment structure which utilizes a three
(3) tier mix of Mature, Mid-life and Adolescent companies rather than solely investing in start-up and emerging growth companies that may experience price declines of 50% or more on poor or below estimate earnings reports.

Our investment focus is on Return On Invested Capital (ROIC) because we believe that the best companies to own are those that effectively invest their capital and earn more than their cost of capital. With regard to our Adolescent stock picks, this means measuring the deployment of capital in R&D, in technology alliances and in brand name development as an integral part of the measurement of returns on invested capital. This approach, needless to say, is a medium to long term investment methodology that requires monitoring and patience. We are searching to discover and own the best high growth companies; the next Microsoft, Intel and Compaq Computer. We sell stocks of companies when we discover a fundamental deterioration or weakness, a significant change in management or when prices of stocks we own become overvalued so that our price targets are realized in the near term.

Looking forward we expect the financial markets to become more volatile with 100 point swings in the Dow Jones Industrial Average becoming the norm, not the exception. We expect Small Cap stocks to continue their historical, long term performance advantage over large company stocks, but we will always rebalance our portfolio weightings toward the market segments (Mature, Mid-life & Adolescent companies) which offer the highest mid to long term value.

Over the next decade we think that the Internet will become as common place as the VCR and telephone are today. Along the way, like a giant jigsaw puzzle, missing pieces of technology will be invented or discovered and put into place. New, formerly unknown companies will emerge to dominate profitable market niches. Our objective is to own the winners of this battle for the Internet in the WWW Internet Fund by investing in various Internet themes (Agent Software, eCommerce, Security, Bandwidth, Content, Datamining, etc.) and by owning shares of the few companies, holding leadership positions in their market niches. Over time, as we follow the changes and developments taking place, we will increase the fund's ownership of those companies gaining dominant market share positions thereby increasing our shareholders' long-term upside potential. We will stay seventy (70% ) percent, or more, invested in stocks at all times in our continuing goal to deliver above-average growth to shareholders.

I thank you for becoming one of our valued shareholders. We hope to make the WWW Internet Fund a key component of your individual and retirement savings plan.

Very truly,



Lawrence S. York
Chairman

[This page depicts a chart showing the performance of the Fund versus its indices.]


                      WWW Internet Fund vs. Market Indices

Date           WWW              S&P 500        Interactive Week
----           ---              -------        ----------------

Starting    $10,000.00        $10,000.00         $10,000.00
Aug-96       10,110.00         10,188.14          10,465.00
Sep-96       11,110.00         10,740.06          11,979.18
Oct-96       10,700.00         11,020.70          11,404.88
Nov-96       11,740.00         11,829.36          12,507.77
Dec-96       11,298.87         11,574.97          11,499.10
Jan-97       11,859.23         12,284.71          12,242.63
Feb-97       10,473.61         12,357.53          10,093.75
Mar-97        9,607.51         11,830.82           9,242.44
Apr-97        9,821.56         12,521.92           9,292.85
May-97       11,421.13         13,253.41          11,638.09
Jun-97       11,196.93         13,831.29          11,230.57


ANNUALIZED TOTAL RETURN +13.08%

                    WWW Internet Fund Sector Diversification


[This page depicts a pie chart with the following information:]


Broadcast & Information Resources             2.54%
Communication & Telecom Services             11.00%
Computers & Computer Peripherals              1.55%
Computer Software & Internet Tools           10.75%
Data Communication & Networking Equipment    23.97%
Data Processing Services                      1.82%
Cash                                         18.82%
Firewall & Internet Security                  3.36%
On-Line Retailing                             4.50%
Semiconductors & Equipment Makers            10.07%
Electronic Commerce                          13.86%

FINANCIAL STATEMENTS

WWW Internet Fund
Statement of Net Assets
June 30, 1997

                                                          Number      Market
                                                          of shares   Value
                                                          ---------   -----

COMMON STOCK - 83.42%
Broadcast & Information Resources - 2.54%
(Advertising, Content & Distribution)
Alliance Comm B **........................................... 4,000   $ 39,500
Mecklermedia Corp. ** .......................................   500      9,500
                                                                      --------
                                                                        49,000
                                                                      --------

Communication & Telecom Services - 11.00%
(Browsers & Internet Service Providers)
Cincinnati Bell, Inc. ....................................... 1,000     31,500
GTE Corp. ...................................................   700     30,712
Glenayre Technologies**...................................... 2,000     32,750
Lucent Technologies, Inc. ...................................   400     28,825
SBC Communications, Inc. ....................................   400     24,750
Worldcom, Inc.**............................................. 2,000     64,000
                                                                      --------
                                                                       212,537
                                                                      --------


Computers & Computer Peripherals - 1.55%
(Computers & Network Servers)
Silicon Graphics, Inc.** .................................... 1,000     15,000
Sun Microsystems, Inc.** ....................................   400     14,887
                                                                      --------
                                                                        29,887
                                                                      --------


Computer Software & Internet Tools - 10.75%
(Prepackaged & Customized Software)
Computer Associates International, Inc. .....................   600     33,412
HNC Software, Inc.** ........................................   500     19,062
Hummingbird Comm** .......................................... 1,000     25,687
Informix Corp.** ............................................   500      4,500
Intuit, Inc.**  ............................................. 1,000     22,938
Legato System** ............................................. 2,000     37,000
Macromedia, Inc.** .......................................... 4,000     34,500
Onewave, Inc.** ............................................. 2,000      5,375
Oracle Corp.** ..............................................   500     25,188
                                                                      --------
                                                                       207,662
                                                                      --------



                                      - 6 -



                                                          Number      Market
                                                          of shares   Value
                                                          ---------   -----

Data Communication & Networking Equipment - 23.97%
(Routers, Hubs & Switches)
3Com Corp Com. ** ........................................... 2,500  $ 112,500
Act Networks ** ............................................. 1,500     19,125
Andrew Corp. ................................................ 2,250     63,281
Ascend Communication, Inc.** ................................   300     11,813
Cabletron Systems, Inc.** ................................... 1,000     28,313
Cascade Comm Corp.** ........................................ 2,000     55,250
Cisco Systems, Inc.**........................................ 2,000    134,250
Fore Systems, Inc.** ........................................ 1,000     13,625
PairGain Technology **....................................... 1,600     24,800
                                                                      --------
                                                                       462,957
                                                                      --------


Data Processing Services - 1.82%
First Data Corp. ............................................   800     35,150
                                                                      --------


Electronic Commerce - 13.86%
American Express Company.....................................   500     37,250
Checkfree Corp. **........................................... 4,000     70,500
Electronic Data System Corp. ................................   500     20,500
National Data Corp........................................... 1,000     43,313
Netscape Communications, Inc. ** ............................ 3,000     96,187
                                                                      --------
                                                                       267,750
                                                                      --------


Firewall & Internet Security - 3.36%
Checkpoint Software** .......................................   800     18,700
Raptor Systems, Inc. ** ..................................... 1,500     16,781
Security Dynamics Technologies, Inc. ** .....................   800     29,500
                                                                      --------
                                                                        64,981
                                                                      --------


On-Line Retailing - 4.50%
E-Trade  ** ................................................. 1,500     29,438
Ingram Micro Corp. ** ....................................... 1,000     24,125
TicketMaster Group** ........................................ 2,000     33,250
                                                                      --------
                                                                        86,813
                                                                      --------


Semiconductors & Equipment Makers - 10.07%
Atmel Corp. Com**............................................   500     14,000
C-Cube Microsystem**......................................... 1,500     26,344
Cognex, Inc.**............................................... 1,500     39,750
Intel Corp. .................................................   300     42,544
Motorola, Inc. ..............................................   800     60,800
S3, Inc.**................................................... 1,000     11,000
                                                                      --------
                                                                       194,438
                                                                      --------

Total Common Stock (cost $1,743,240)  .......................        1,611,175
                                                                     ---------

Mutual Funds - 18.82%
Star Bank Treasury Fund  (cost $363,499)  ...................          363,499
                                                                     ---------



                                      - 7 -





Statement of Net Assets (Continued)

                                                                       Market
                                                                       Value
TOTAL MARKET VALUE OF SECURITIES
     OWNED - 102.24% (Note 6) (cost $2,106,739)  ................... 1,974,674

RECEIVABLES AND OTHER ASSETS NET
     OF LIABILITIES - (2.24%) (Note 3)..............................  ( 43,312)
                                                                    ----------

NET ASSETS - 100.00% (Note 5)
     ($10.99 per share, based on 175,806 shares outstanding)........$1,931,362
                                                                    ==========

**  Non-income security for the year ended June 30, 1997.



===============================================================================


COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Paid in capital (Note 5)  ..........................................$1,824,800

Accumulated undistributed income:
     Net realized gain/(loss) from security transactions (Note 8) ...  238,627
     Net unrealized appreciation/(depreciation) of investments.......( 132,065)
                                                                    ----------

Total net assets................................................... $1,931,362
                                                                    ==========


                             See accompanying notes

WWW Internet Fund
Statement of Operations
June 30, 1997


INVESTMENT INCOME:
Interest ........................................    $  8,041
Dividends........................................       3,806
TOTAL INVESTMENT INCOME............................................  $ 11,847

EXPENSES:
Administrative fees (Note 3).....................      35,658
Investment advisory fees (Note 3)................      13,470
Amortization of organization expenses (Note 2)...      12,099
Printing fees....................................       7,384
Distribution fees (Note 4).......................       6,489
Accounting fees..................................       6,348
Custodian fees...................................       5,547
Legal fees.......................................       4,700
Registration fees................................       3,540
E & O Insurance..................................       1,014
Transfer agent fee...............................       1,101
Total expenses...................................      97,350
Reimbursed expenses (Note 4).....................    ( 63,676)
TOTAL EXPENSES ....................................................    33,674

NET INVESTMENT LOSS................................................  ( 21,827)

NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS (Note 2):
Net realized gain from investment transactions.....................   289,508
Net unrealized depreciation of investments.........................  (132,065)
         -------
NET REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS................................................   157,443

NET  INCREASE IN NET ASSETS RESULTING
           FROM OPERATIONS......................................... $ 135,616


                             See accompanying notes

WWW Internet Fund
Statement of Changes in Net Assets
For the period August 1, 1996
(Commencement of Operations)
through June 30, 1997



                                                                   Year Ended
                                                                    06/30/97

OPERATIONS:
Net investment loss................................................ ($ 21,827)
Net realized gain from investment transactions ....................   289,508
Net unrealized depreciation of investments during the period.......  (132,065)
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FOR OPERATIONS................   135,616
                                                                   ----------

DISTRIBUTION TO SHAREHOLDERS:
Net realized gain..................................................  ( 29,054)
                                                                   ----------

FUND SHARE TRANSACTIONS:
Shares sold.......................................................  1,770,779
Shares issued in reinvestment of dividends........................      7,433
Shares redeemed...................................................   ( 53,412)
                                                                   ----------
NET CAPITAL SHARE TRANSACTIONS (Note 5)...........................  1,724,800
                                                                   ----------

NET INCREASE IN NET ASSETS........................................  1,831,362

NET ASSETS:
Beginning of period...............................................    100,000
                                                                   ----------

End of period..................................................... $1,931,362
                                                                   ==========



                             See accompanying notes

WWW Internet Fund
Notes to Financial Statements
June 30, 1997


Note 1.  Organization
The WWW Internet Fund (the "Fund") was organized as an Ohio business trust (the "Trust"), on April 23, 1996, and commenced operations on August 1, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open end management investment company. The Trust is authorized to issue an indefinite number of shares of beneficial interest, par value $.001 per share. The Trust was formed to achieve the investment objective of long term growth through capital appreciation by investing primarily in equity securities of companies that are designing, developing or manufacturing hardware or software products or services for the Internet and / or World Wide Web.

Note 2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Securities Valuations- Portfolio securities, including covered call options if written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchanged or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares. Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Organization Expenses- During its organization and initial registration with the Securities and Exchange Commission (the "SEC"), the Fund incurred organization expenses of $65,993. The fund has elected to defer these expenses and amortize them on a straight-line basis over a 60 month period beginning with the Funds' commencement of operations. During the period ended June 30, 1997, $12,099 was amortized. Other- The fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Note 3. Investment Advisory & Administrative Agreement
The Board of Trustees provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between the Fund and WWW Advisors, Inc. (the "Manager") and subject to the authority of the Board of Trustees, the Manager manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund.

Under the terms of the Management Agreement, the Fund has agreed to pay the manager a base monthly management fee at the annual rate of 1.00% of the Fund's average daily net assets (the "Base Fee") which will be adjusted monthly (the "Monthly Performance Adjustment") depending on the extent by which the investment performance of the Fund, after expenses, exceeded or was exceeded by the percentage change of the S&P 500 Index. Under terms of the Management Agreement, the monthly performance adjustment may increase or decrease the total management fee payable to the manager (the "Total Management Fee") by up to .50% per year of the value of the Fund's average daily net assets.

All expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent specifically assumed by the manager. The expenses to be borne by the Fund will include: organizational costs, taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors or employees of the of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Fund's Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses.

The Manager has undertaken, until such time as it gives investors 60 days' notice to the contrary, to waive its Management Fee in the amount, if any, by which the total expenses of the Fund for any fiscal year, including amortization of organizational expenses and amounts paid by the Fund under the Plan, exceed 2.50% of average annual net assets of the Fund, except that the amount of such fee waiver shall not normally exceed the amount of fees received by the Manager under the Management Agreement for such fiscal year. During the year ended June 30, 1997, the manager has reimbursed all expenses in excess of 2.50%. The fee waiver, if any, will be on a monthly basis, subject to year-end adjustment. Interest expenses, taxes, brokerage fees and commissions, and extraordinary expenses are not included as expenses for these purposes.

The Fund will reimburse the Manager for organizational costs incurred on behalf of the Fund only if and when net assets of the Fund exceed $3,000,000.

The Fund has a Fund Accounting and Administrative Agreement with American Data Services, Inc. ("ADS"). ADS receives a fee, computed daily and payable monthly, at an annual rate of .08% of average daily net assets, subject to a monthly minimum.

Note 4.  Distribution Agreement
Under a plan adopted by the Fund's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays the Manager a shareholder servicing and distribution fee at the annual rate of .50% of the average daily net assets of the Fund. Such fee will be used in it's entirety by the Manager to make payments for administration, shareholder services and distribution assistance, including, but not limiting to (i) compensation to securities dealers and other organizations (each, a "Service Organization" and collectively, the "Service Organizations"), for providing distribution assistance with respect to assets invested in the Fund, (ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and (iii) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials to prospective investors. The fees paid to the Manager under the Plan are in addition to the fees payable under the Management Agreement and are payable without regard to actual expenses incurred. The Fund understands that third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts.

These fees would be in addition to any amounts which may be received by them from the Manager under the Plan. For the period ended June 30, 1997, the amount paid or accrued for such expenses was $6,489.

Note 5.  Capital Share Transactions
As of June 30, 1997 there was an unlimited number of $.001 par value shares of capital stock authorized for the Fund. Transactions in capital stock were as follows:


                               For the period from
                   August 1, 1996 (Commencement of Operations)
                              through June 30, 1997


      Shares sold                                       170,067    $1,770,779
      Shares issued in reinvestment of dividends            667         7,433
      Shares redeemed                                    (4,928)      (53,412)
                                                      ---------    ----------

      Net increase                                      165,806    $1,724,800
      Beginning balance                                  10,000       100,000

      Total paid in capital                             175,806    $1,824,800


Note 6.  Investments
For the period August 1, 1996 (commencement of operations) through June 30, 1997, purchases and sales of investment securities, other than short-term investments, aggregated $2,827,910 and $1,374,178 respectively. The gross unrealized appreciation for all securities totaled $125,193 and the gross unrealized depreciation for all securities totaled $257,258 for a net unrealized depreciation of $132,065. The aggregate cost of securities for federal income tax purposes at June 30, 1997 was $2,106,739.

Note 7.  Related Party Transactions
Certain owners of WWW Advisors, Inc., are also owners and /or Directors of WWW Internet Fund. These individuals may receive benefits from any Management fee paid to the Advisor.

Note 8. Reclassification of Capital Accounts
The Fund has adopted Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies. As a result of this statement, the Fund changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, undistributed net investment loss has been adjusted to Accumulated Undistributed Net Realized Gain as of June 30, 1997 in the following amounts. These restatements did not affect net investment income, net realized gain (loss) or net assets for the year ended June 30, 1997.

            Undistributed Net Realized Gain        ($21,827)
            Undistributed Net Investment Loss       $21,827

Note 9.  Distributions
During the Fiscal Year Ended June 30, 1997, Distributions of $0.21 aggregating $29,054 were made from Short Term Capital Gains.

Note 10.  Financial Highlights

         Net asset value, beginning of period...................    $  10.00
                                                                     -------
         Income (loss) from investment operations:
         Net investment loss....................................      ( 0.16)
         Net realized and unrealized gains from security
              transactions......................................        1.36
                                                                     -------
         TOTAL FROM INVESTMENT OPERATIONS.......................        1.20
                                                                     -------

         Less distributions from realized gains from security
             transactions:......................................       (0.21)
                                                                     -------

         Net asset value, end of period.........................    $  10.99
                                                                     =======

         Total return  **.......................................       13.08%

Note 10.  Financial Highlights
Ratios/supplemental data


     Net assets end of period (in 000's).........................  1,472
     Ratio of expenses to average net assets,
          before reimbursement...................................   7.23% *
     Ratio of expenses to average net assets,
          after reimbursement....................................   2.50% *
     Ratio of net investment income (loss) to average
          net assets.............................................  (1.62%)*
     Ratio of net investment income (loss) to average
          net assets, net of reimbursement.......................  (0.62%)*
     Portfolio turnover rate..................................... 109.52% *
     Average commission rate paid................................   0.0676

*Annualized
**  Based on net asset value per share

Independent Auditor's Letter

To the Shareholders and Board of Directors
WWW Internet Fund

We have audited the accompanying statement of assets and liabilities of WWW Internet Fund, including the schedule of portfolio investments, as of June 30, 1997, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from August 1, 1996 (commencement of operations) to June 30, 1997 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of June 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WWW Internet Fund as of June 30, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period from August 1, 1996 (commencement of operations) to June 30, 1997 in the period then ended, in conformity with generally accepted accounting principles.



McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
July 22, 1997

                                      WWW
                                    Internet
                                      Fund



Investment Manager & Fund
Distributor
WWW Advisors, Inc.
Lexington, KY

Shareholder Servicing,
Dividend Disbursing and Transfer Agent
American Data Services, Inc.
Huntington, NY

Portfolio Securities Custodian
Star Bank, N.A.
Cincinnati, OH

General Counsel
Benesch, Friedlander, Coplan & Aronoff,  P.L.L.
Cleveland, OH

Shareholder Services
(888) 999-8331

Securities Dealers and
Financial Institutions Only
(888) 263-2204




        (C) WWW Advisors, Inc. 1997 All rights reserved.